Redeemable Convertible Preferred Stock and Warrants - Warrants Issued and Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands		Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2009
Class of Warrant or Right [Line Items]
Number of shares underlying warrants (in shares)			1,954,992	1,954,992	2,302,560	347,568
Fair value of warrants		$ 0		$ 15,797	$ 4,028
Series B [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying warrants (in shares)					347,568
Exercise price of warrants (in dollars per share)				$ 0.22
Fair value of warrants					$ 712
Series B [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying warrants (in shares)			277,992	277,992	277,992
Exercise price of warrants (in dollars per share)				$ 0.22
Fair value of warrants				$ 2,351	$ 570
Series C Preferred Stock - April 2012 [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying warrants (in shares)			57,000	57,000	57,000
Exercise price of warrants (in dollars per share)				$ 0.33
Fair value of warrants				$ 475	$ 110
Series C Preferred Stock - September 2012 - Group One [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying warrants (in shares)			1,215,000	1,215,000	1,215,000
Exercise price of warrants (in dollars per share)				$ 0.67
Fair value of warrants				$ 9,728	$ 1,978
Series C Preferred Stock - September 2012 - Group Two [Member]
Class of Warrant or Right [Line Items]
Number of shares underlying warrants (in shares)	[1]		405,000	405,000	405,000
Exercise price of warrants (in dollars per share)	[1]			$ 0.67
Fair value of warrants	[1]			$ 3,243	$ 658

[1]	Represents additional shares that may be exercised pursuant to the Series C redeemable convertible preferred stock warrant issued in September 2012 due to a draw down on a debt financing arrangement in March 2013.